Document and Entity Information	Mar. 27, 2022
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001552797
Document Type	8-K
Document Period End Date	Mar. 27, 2022
Entity Registrant Name	DELEK LOGISTICS PARTNERS, LP
Entity Incorporation State Country Code	DE
Entity File Number	001-35721
Entity Tax Identification Number	45-5379027
Entity Address, Address Line One	7102 Commerce Way
Entity Address, City or Town	Brentwood
Entity Address, State or Province	TN
Entity Address, Postal Zip Code	37027
City Area Code	(615)
Local Phone Number	771-6701
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Units Representing Limited Partnership Interests
Trading Symbol	DKL
Security Exchange Name	NYSE
Entity Emerging Growth Company	false